Offsetting of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting [Abstract]
Offsetting Assets [Table Text Block]
The following tables summarize financial assets and liabilities that have been offset in the consolidated balance sheet or are subject to master netting agreements:

a)	Derivative financial instruments - assets

December 31, 2013
Gross amounts not offset in
(In thousands of US$)				the balance sheet
		Gross amounts	Net amount of assets		Cash
	Gross amounts	offset in the	presented in the	Financial	collateral	Net
Description	of assets	balance sheet	balance sheet	instruments	received	amount

Derivative financial instruments	15,217	-	15,217	-	(1,050)	14,167

December 31, 2012
Gross amounts not offset in
(In thousands of US$)				the balance sheet
Gross
	Gross	amounts offset	Net amount of assets		Cash
	amounts of	in the balance	presented in the	Financial	collateral	Net
Description	assets	sheet	balance sheet	instruments	received	amount

Derivative financial instruments	19,385	(27)	19,358	-	(2,950)	16,408

The following table presents the reconciliation of assets that have been offset or are subject to master netting agreements to individual line items in the balance sheet as of December 31, 2013 and 2012:

(In thousands of US$)		2013			2012
			Net amount of			Net amount
			assets		Gross	of assets
	Gross	Gross amounts	presented in	Gross	amounts	presented in
	amounts of	offset in the	the balance	amounts	offset in the	the balance
Description	assets	balance sheet	sheet	of assets	balance sheet	sheet
Derivative financial instruments:
Trading assets	-	-	-	146	(27)	119
Derivative financial instruments used for hedging - receivable	15,217	-	15,217	19,239	-	19,239
Total derivative financial instruments	15,217	-	15,217	19,385	(27)	19,358

Offsetting Liabilities [Table Text Block]
b)	Financial liabilities and derivative financial instruments - liabilities

December 31, 2013
				Gross amounts not offset in the
(In thousands of US$)				balance sheet
			Net amount of
		Gross amounts	liabilities		Cash
	Gross amounts	offset in the	presented in the	Financial	collateral	Net
Description	of liabilities	balance sheet	balance sheet	instruments	pledged	amount
Securities sold under repurchase agreements	286,162	-	286,162	(285,471)	(691)	-
Derivative financial instruments	8,644	-	8,644	-	(5,340)	3,304
Total	294,806	-	294,806	(285,471)	(6,031)	3,304

December 31, 2012
				Gross amounts not offset in the
(In thousands of US$)				balance sheet
			Net amount of
		Gross amounts	liabilities		Cash
	Gross amounts	offset in the	presented in the	Financial	collateral	Net
Description	of liabilities	balance sheet	balance sheet	instruments	pledged	amount

Securities sold under repurchase agreements	158,374	-	158,374	(157,705)	(669)	-

Derivative financial instruments	44,078	(27)	44,051	-	(10,849)	33,202

Total	202,452	(27)	202,425	(157,705)	(11,518)	33,202

The following table presents the reconciliation of liabilities that have been offset or are subject to master netting agreements to individual line items in the balance sheet as of December 31, 2013 and 2012:

(In thousands of US$)		2013			2012
					Gross
		Gross	Net amount of		amounts	Net amount of
		amounts	liabilities		offset in the	liabilities
	Gross amounts	offset in the	presented in the	Gross amounts	balance	presented in the
Description	of liabilities	balance sheet	balance sheet	of liabilities	sheet	balance sheet

Securities sold under repurchase agreements	286,162	-	286,162	158,374	-	158,374
Derivative financial instruments:
Trading liabilities	72	-	72	32,331	(27)	32,304
Derivative financial instruments used for hedging - payable	8,572	-	8,572	11,747	-	11,747
Total derivative financial instruments	8,644	-	8,644	44,078	(27)	44,051